Deferred Income Taxes (Details 3) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	$ 5,573
Two Thousand Thirty [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	262
Two Thousand Thirty One [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	846
Two Thousand Thirty Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	907
Two Thousand Thirty Three [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	296
Two Thousand Thirty Four [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	885
Two Thousand Thirty Five [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	1,046
Two Thousand Thirty Six [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses
Two Thousand Thirty Seven [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	$ 1,331